Allowance for Doubtful Accounts, Sales Returns and Discounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 15,359	$ 15,186	$ 15,186
Charges to earnings	554	173	0
Amounts utilized	(15,186)	0	0
Balance at end of year	$ 727	$ 15,359	$ 15,186